Summary of Significant Accounting Policies - Class A Ordinary Shares Subject to Possible Redemption (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock subject to possible redemption
Convertible preferred stock, shares outstanding		4,939,946
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Common stock subject to possible redemption
Convertible preferred stock, shares outstanding	3,300,016	3,690,831	14,950,000